Financial Derivatives (Total Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative Notional Amount	$ 410,803	$ 347,976
Derivative Asset, Fair Value	4,616	4,941
Derivative Liability, Fair Value	3,839	3,802
Derivative Asset, Fair Value Offset Amount	(2,460)	(2,554)
Derivative Asset, Cash Collateral	(657)	(551)
Derivative Asset, Net Fair Value	1,499	1,836
Derivative Liability, Fair Value Offset Amount	(2,460)	(2,554)
Derivative Liability, Cash Collateral	(484)	(608)
Derivative Liability, Net Fair Value	895	640
Assets [Member]
Derivative [Line Items]
Derivative Asset, Fair Value	4,616	4,941
Derivative Asset, Fair Value Offset Amount	2,460	2,554
Derivative Asset, Cash Collateral	657	551
Derivative Asset, Net Fair Value	1,499	1,836
Liability [Member]
Derivative [Line Items]
Derivative Liability, Fair Value	3,839	3,802
Derivative Liability, Fair Value Offset Amount	2,460	2,554
Derivative Liability, Cash Collateral	484	608
Derivative Liability, Net Fair Value	895	640
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Notional Amount	55,786	52,074
Derivative Asset, Fair Value	889	1,159
Derivative Liability, Fair Value	285	174
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	34,010	31,690
Derivative Asset, Fair Value	551	712
Derivative Liability, Fair Value	214	171
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	20,831	19,279
Derivative Asset, Fair Value	313	416
Derivative Liability, Fair Value	71	3
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Notional Amount	945	1,105
Derivative Asset, Fair Value	25	31
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Notional Amount	355,017	295,902
Derivative Asset, Fair Value	3,727	3,782
Derivative Liability, Fair Value	3,554	3,628
Not Designated as Hedging Instrument [Member] | Mortgage Banking [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	130,559	97,982
Derivative Asset, Fair Value	907	911
Derivative Liability, Fair Value	565	499
Not Designated as Hedging Instrument [Member] | Mortgage Banking [Member] | Swap [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	49,071	41,527
Derivative Asset, Fair Value	783	835
Derivative Liability, Fair Value	505	462
Not Designated as Hedging Instrument [Member] | Mortgage Banking [Member] | Future [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	36,264	36,127
Not Designated as Hedging Instrument [Member] | Mortgage Banking [Member] | Mortgage Commitment [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	13,317	13,039
Derivative Asset, Fair Value	96	47
Derivative Liability, Fair Value	56	22
Not Designated as Hedging Instrument [Member] | Mortgage Banking [Member] | Other Contract [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	31,907	7,289
Derivative Asset, Fair Value	28	29
Derivative Liability, Fair Value	4	15
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	218,877	192,621
Derivative Asset, Fair Value	2,780	2,812
Derivative Liability, Fair Value	2,584	2,661
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	196,988	176,707
Derivative Asset, Fair Value	2,438	2,616
Derivative Liability, Fair Value	2,275	2,459
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Foreign Exchange And Other Contract [Member]
Derivative [Line Items]
Derivative Notional Amount	21,889	15,914
Derivative Asset, Fair Value	342	196
Derivative Liability, Fair Value	309	202
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Swap [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	173,777	157,041
Derivative Asset, Fair Value	2,373	2,507
Derivative Liability, Fair Value	2,214	2,433
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Future [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	4,053	1,673
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Mortgage Commitment [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	2,955	1,910
Derivative Asset, Fair Value	10	5
Derivative Liability, Fair Value	8	2
Not Designated as Hedging Instrument [Member] | Customer Contracts [Member] | Other Contract [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Notional Amount	16,203	16,083
Derivative Asset, Fair Value	55	104
Derivative Liability, Fair Value	53	24
Not Designated as Hedging Instrument [Member] | Other Risk Management Activity [Member] | Foreign Exchange And Other Contract [Member]
Derivative [Line Items]
Derivative Notional Amount	5,581	5,299
Derivative Asset, Fair Value	40	59
Derivative Liability, Fair Value	$ 405	$ 468